Related Party Disclosure (Narrative) (Details)							1 Months Ended								12 Months Ended
	Sep. 07, 2018 CAD ($)	Jul. 11, 2018 CAD ($) Share shares	Mar. 12, 2018 CAD ($) Share	Dec. 04, 2017 CAD ($) Share shares	Nov. 06, 2017 CAD ($) Share	Sep. 08, 2017 CAD ($) Share	Jul. 26, 2019 CAD ($) Share	Jul. 18, 2019 CAD ($) Share	Mar. 20, 2019 CAD ($) Share	Feb. 21, 2019 CAD ($) Share	Feb. 19, 2019 CAD ($) Share	Dec. 17, 2018 CAD ($) Share shares	Sep. 17, 2018 CAD ($) Share	Apr. 16, 2018 CAD ($) Share	Jul. 31, 2019 CAD ($) Share	Jul. 31, 2018 CAD ($) Share
Disclosure of transactions between related parties [line items]
Percentage of ownership of common shares by key management personnel															6.15%	8.77%
Number of stock options granted | Share															12,693,118	10,174,000
Exercise price															$ 7.27	$ 4.16
Description of granted stock options vesting period															Unless otherwise stated the below granted stock options will vest on the one-year anniversary of the date of grant and the balance will vest quarterly over two years thereafter.
Executives
Disclosure of transactions between related parties [line items]
Number of stock options granted | Share						650,000	250,000	650,000	325,000		615,000	74,000	650,000
Exercise price						$ 1.37	$ 5.88	$ 6.54	$ 8.50		$ 7.13	$ 5.09	$ 7.93
Number of stock option vested | shares												54,000
Terms of vesting period												6 months
CEO
Disclosure of transactions between related parties [line items]
Number of stock options granted | Share										3,333,333
Exercise price										$ 7.46
Description of granted stock options vesting period										Additional to the standard vesting terms as defined in Note 11, is an achievement condition in which vesting may only occur once a volume weighted average trading price of $10 or greater is achieved for a 20-day period prior to a vesting date. All unvested options will carry over and vest if the condition is met at a future vesting date.
Directors and executives
Disclosure of transactions between related parties [line items]
Number of stock options granted | Share		4,325,000	325,000	1,750,000										845,000
Exercise price		$ 4.89	$ 3.89	$ 2.69										$ 4.27
Number of stock option vested | shares		350,000		75,000
Director
Disclosure of transactions between related parties [line items]
Number of stock options granted | Share					125,000
Exercise price					$ 2.48
Belleville Complex Inc | Joint Ventures
Disclosure of transactions between related parties [line items]
Cash advances and loans made to related parties	$ 20,279,000